Acquisitions (IPR&D) (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 05, 2018	Nov. 17, 2017	Nov. 03, 2019
Acquired Indefinite-lived Intangible Assets [Line Items]
Proceeds from Sale of Property Held-for-sale			$ 62
Gain (Loss) on Sale of Properties			$ 8
CA Technologies, Inc. | In-process research and development
Acquired Indefinite-lived Intangible Assets [Line Items]
Identified indefinite-lived intangible assets	$ 192
CA Technologies, Inc. | In-process research and development | Mainframe
Acquired Indefinite-lived Intangible Assets [Line Items]
Identified indefinite-lived intangible assets	$ 178
Percentage of completion	67.00%
Estimated costs to complete	$ 138
Expected release date (by fiscal year)	2019
Discount rate	12.00%
CA Technologies, Inc. | In-process research and development | Enterprise Solutions
Acquired Indefinite-lived Intangible Assets [Line Items]
Identified indefinite-lived intangible assets	$ 14
Percentage of completion	63.00%
Estimated costs to complete	$ 12
Expected release date (by fiscal year)	2019
Discount rate	14.00%
Brocade Communications Systems, Inc. | In-process research and development
Acquired Indefinite-lived Intangible Assets [Line Items]
Identified indefinite-lived intangible assets		$ 155
Discount rate		11.00%
Risk premium over discount rate		1.00%
Brocade Communications Systems, Inc. | In-process research and development | Directors
Acquired Indefinite-lived Intangible Assets [Line Items]
Identified indefinite-lived intangible assets		$ 64
Percentage of completion		72.00%
Estimated costs to complete		$ 45
Expected release date (by fiscal year)		2019
Brocade Communications Systems, Inc. | In-process research and development | Switches
Acquired Indefinite-lived Intangible Assets [Line Items]
Identified indefinite-lived intangible assets		$ 50
Percentage of completion		81.00%
Estimated costs to complete		$ 21
Expected release date (by fiscal year)		2018
Brocade Communications Systems, Inc. | In-process research and development | Embedded
Acquired Indefinite-lived Intangible Assets [Line Items]
Identified indefinite-lived intangible assets		$ 31
Percentage of completion		74.00%
Estimated costs to complete		$ 22
Expected release date (by fiscal year)		2019
Brocade Communications Systems, Inc. | In-process research and development | Networking software
Acquired Indefinite-lived Intangible Assets [Line Items]
Identified indefinite-lived intangible assets		$ 10
Percentage of completion		73.00%
Estimated costs to complete		$ 27
Expected release date (by fiscal year)		2018